Contractual Obligations and Commitments (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Contractual Obligations And Commitments Details Narrative
Standby letters of credit	$ 53,904	$ 80,570
Financial guarantees	$ 1,171	$ 2,192